CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK

15.	Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash (including restricted cash and certificate deposits). As of December 31, 2019, 2018 and 2017, $15,478,337, $11,828,316 and $19,760,244 were deposited with financial institutions located in the PRC, respectively. These balances are not covered by insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Our functional currency is the RMB, and our financial statements are presented in U.S. dollars. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect our financial results reported in the U.S. dollar terms without giving effect to any underlying changes in our business or results of operations. Currently, our assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the year ended December 31, 2019, two customers under the same ownership accounted for 12.1% of the Company’s total revenues. For the year ended December 31, 2018, two customers under the same ownership accounted for 10.8% of the Company’s total revenues. For the year ended December 31, 2017, no customer accounted for more than 10% of the Company’s total revenues.

As of December 31, 2019, two customers under the same ownership accounted for 15.1% of the total balance of accounts receivable. As of December 31, 2018, two customers under the same ownership accounted for 10.8% of the total balance of accounts receivable. For the year ended December 31, 2017, no customer accounted for more than 10% of the total balance of account receivable.

Vendor concentration risk

For the year ended December 31, 2019, two vendors accounted for 54.84% and 31.53% of the Company’s total purchases. For the year ended December 31, 2018, two vendors accounted for 49.2% and 43.6% of the Company’s total purchases. For the year ended December 31, 2017, three vendors accounted for 35.3%, 27.4% and 26.1% of the Company’s total purchases.

As of December 31, 2019, one vendor accounted for 14% of the total balance of accounts payable. As of December 31, 2018, two vendors accounted for 62.4% and 17.1% of the total balance of accounts payable. For the year ended December 31, 2017, three vendors accounted for 39.5%, 25.4% and 25.2% of the total balance of account payable.